Amount of Shares of Common Stock Reserved (Detail) - shares	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Stock Option Outstanding [Line Items]
Common stock issued and outstanding		6,033,518
Warrants outstanding	1,970,166	1,970,166	2,091,166	914,500
Stock options outstanding	1,213,128	1,165,350	1,064,150	776,500
Shares issuable upon conversion of convertible note	506,547	499,000
Preferred stock	1,666,666	1,666,666
Common stock reserved for future issuance	5,356,507	11,334,700